Intangible Assets	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

	September 30, 2013
	Cost	Accumulated Amortization	Net Book Value
Customer contracts, relationships, lists and other	$—	$—	$—
Favorable supplier relationships	14,220	3,433	10,787
Non-compete agreements	15,897	5,386	10,511
Proprietary knowledge	2,280	750	1,530
Computer software	10,162	3,937	6,225
Brand name	5,300	—	5,300
	$47,859	$13,506	$34,353

	September 30, 2012
	Cost	Accumulated Amortization	Net Book Value
Customer contracts, relationships, lists and other	$962	$938	$24
Favorable supplier relationships	14,220	1,375	12,845
Non-compete agreements	16,031	2,369	13,662
Proprietary knowledge	2,280	300	1,980
Computer software	8,798	2,849	5,949
Brand name	5,300	—	5,300
	$47,591	$7,831	$39,760

The estimated annual amortization expense for the next five years for intangible assets subject to amortization is as follows:

Fiscal year ending September 30	2014	2015	2016	2017	2018
Amortization expense for intangible assets	$7,598	$7,489	$6,977	$4,187	$2,159

Amortization of intangible assets for the year ended September 30, 2013, includes $451 (2012 - $nil, 2011 - $nil) relating to intangible assets under capital leases.

During the year ended September 30, 2013, additions to computer software included $649 (2012 - $727, 2011 - $nil) of assets that were acquired by means of capital lease.